Consolidated Statement of Changes in Equity - AUD ($)	Issued Capital	Reserves	Accumulated Losses	Total
Balance as at beginning at Jun. 30, 2017	$ 53,440,613	$ 2,960,003	$ (49,825,690)	$ 6,574,926
Changes in equity [abstract]
Loss after income tax expense for the year			(3,068,582)	(3,068,582)	[1]
Other comprehensive income for the period		(79,599)		(79,599)
Total comprehensive loss for the period		(79,599)	(3,068,582)	(3,148,181)
Transactions with owners in their capacity as owners
Shares issued, net of costs	4,796,701			4,796,701
Options/warrants issued/expensed		216,367		216,367
Options/warrants forfeited/lapsed		(463)		(463)
Balance as at end at Jun. 30, 2018	58,237,314	3,096,308	(52,894,272)	8,439,350
Changes in equity [abstract]
Loss after income tax expense for the year			(4,656,421)	(4,656,421)	[1]
Other comprehensive income for the period		61,846		61,846
Total comprehensive loss for the period		61,846	(4,656,421)	(4,594,575)
Transactions with owners in their capacity as owners
Shares issued, net of costs	2,052,461			2,052,461
Options/warrants issued/expensed		1,453,900		1,453,900
Options/warrants exercised	100	(100)
Options/warrants forfeited/lapsed		(311,635)	311,635
Balance as at end at Jun. 30, 2019	60,289,875	4,300,319	(57,239,058)	7,351,136
Changes in equity [abstract]
Change in accounting policy			(1,479)	(1,479)
Revised total equity at 1 July 2019	60,289,875	4,300,319	(57,239,058)	7,351,136
Loss after income tax expense for the year			(2,927,206)	(2,927,206)	[1]
Other comprehensive income for the period		102,938		102,938
Total comprehensive loss for the period		102,938	(2,927,206)	(2,824,268)
Transactions with owners in their capacity as owners
Shares issued, net of costs	1,652,436			1,652,436
Employee share schemes - value of employee services		73,088		73,088
Options/warrants issued/expensed	484,680	(484,680)
Options/warrants forfeited/lapsed		(2,251,320)	2,251,320
Re-valuation of options issued in prior period		(607,000)		(607,000)
Balance as at end at Jun. 30, 2020	$ 62,426,991	$ 1,133,345	$ (57,916,423)	$ 5,643,913

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.